Effect Of Derivative Instruments On Consolidated Statements Of Operations (Detail) (Not Designated as Hedging Instrument, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain recognized in income on derivatives	$ (581)	$ 543
Foreign Exchange Forward | Foreign Currency Gain (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain recognized in income on derivatives	(581)	543
Performance Shares
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain recognized in income on derivatives	$ 0	$ 0